Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2015-C31
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644YAS9	1.665800%	59,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644YAT7	3.007900%	48,541,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644YAU4	3.801400%	515,534,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46644YAW0	3.539500%	95,737,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644YAZ3	4.105800%	53,934,000.00	14,765,601.11	2,792,165.76	50,520.50	0.00	0.00	2,842,686.26	11,973,435.35	94.95%	24.75%
B	46644YBA7	4.683701%	84,753,000.00	84,753,000.00	0.00	452,560.67	0.00	0.00	452,560.67	84,753,000.00	59.22%	16.50%
C	46644YBB5	4.683701%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00	39.19%	11.88%
D	46644YBD1	4.183701%	42,377,000.00	42,377,000.00	0.00	0.00	0.00	0.00	0.00	42,377,000.00	21.32%	7.75%
E	46644YAE0	4.683701%	26,967,000.00	26,967,000.00	0.00	0.00	0.00	0.00	0.00	26,967,000.00	9.95%	5.13%
F	46644YAG5	4.683701%	16,694,000.00	16,694,000.00	0.00	0.00	0.00	0.00	0.00	16,694,000.00	2.92%	3.50%
NR	46644YAJ9	4.683701%	35,956,082.00	4,253,917.73	0.00	0.00	0.00	(2,662,453.22)	0.00	6,916,370.95	0.00%	0.00%
BWP	46644YAQ3	10.978000%	4,990,079.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46644YAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644YAL4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,032,305,262.00	237,323,518.84	2,792,165.76	503,081.17	0.00	(2,662,453.22)	3,295,246.93	237,193,806.30

X-A	46644YAX8	0.577901%	773,055,000.00	14,765,601.11	0.00	7,110.88	0.00	0.00	7,110.88	11,973,435.35
X-B	46644YAY6	0.000000%	84,753,000.00	84,753,000.00	0.00	0.00	0.00	0.00	0.00	84,753,000.00
X-C	46644YAA8	0.000000%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00
X-D	46644YAC4	0.500000%	42,377,000.00	42,377,000.00	0.00	17,657.08	0.00	0.00	17,657.08	42,377,000.00
Notional SubTotal			947,698,000.00	189,408,601.11	0.00	24,767.96	0.00	0.00	24,767.96	186,616,435.35

Deal Distribution Total					2,792,165.76	527,849.13	0.00	(2,662,453.22)	3,320,014.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644YAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644YAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46644YAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644YAZ3	273.77166741	51.77004784	0.93670968	0.00000000	0.00000000	0.00000000	0.00000000	52.70675752	222.00161957
B	46644YBA7	1,000.00000000	0.00000000	5.33975989	(1.43667552)	6.59254929	0.00000000	0.00000000	5.33975989	1,000.00000000
C	46644YBB5	1,000.00000000	0.00000000	0.00000000	3.90308442	52.79470692	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46644YBD1	1,000.00000000	0.00000000	0.00000000	3.48641763	77.54175496	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46644YAE0	1,000.00000000	0.00000000	0.00000000	3.90308451	116.36790114	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644YAG5	1,000.00000000	0.00000000	0.00000000	3.90308434	131.24264766	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644YAJ9	118.30871144	0.00000000	0.00000000	0.46176889	136.62786980	0.00000000	(74.04736756)	0.00000000	192.35607901
BWP	46644YAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46644YAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644YAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644YAX8	19.10032418	0.00000000	0.00919841	0.00000000	0.00000000	0.00000000	0.00000000	0.00919841	15.48846505
X-B	46644YAY6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644YAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644YAC4	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	7,110.88	0.00	7,110.88	0.00	0.00	0.00	7,110.88	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	17,657.08	0.00	17,657.08	0.00	0.00	0.00	17,657.08	0.00
A-S	07/01/26 - 07/30/26	30	0.00	50,520.50	0.00	50,520.50	0.00	0.00	0.00	50,520.50	0.00
B	07/01/26 - 07/30/26	30	680,500.89	330,798.11	0.00	330,798.11	(121,762.56)	0.00	0.00	452,560.67	558,738.33
C	07/01/26 - 07/30/26	30	2,322,987.66	185,447.25	0.00	185,447.25	185,447.25	0.00	0.00	0.00	2,508,434.91
D	07/01/26 - 07/30/26	30	3,138,243.03	147,743.92	0.00	147,743.92	147,743.92	0.00	0.00	0.00	3,285,986.95
E	07/01/26 - 07/30/26	30	3,032,838.71	105,254.48	0.00	105,254.48	105,254.48	0.00	0.00	0.00	3,138,093.19
F	07/01/26 - 07/30/26	30	2,125,806.67	65,158.09	0.00	65,158.09	65,158.09	0.00	0.00	0.00	2,190,964.76
NR	07/01/26 - 07/30/26	30	4,895,999.49	16,603.40	0.00	16,603.40	16,603.40	0.00	0.00	0.00	4,912,602.89
BWP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			16,196,376.45	926,293.71	0.00	926,293.71	398,444.58	0.00	0.00	527,849.13	16,594,821.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644YAZ3	4.105800%	53,934,000.00	14,765,601.11	2,792,165.76	50,520.50	0.00	0.00	2,842,686.26	11,973,435.35
A-S (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644YBA7	4.683701%	84,753,000.00	84,753,000.00	0.00	452,560.67	0.00	0.00	452,560.67	84,753,000.00
B (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644YBB5	4.683701%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00
C (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			186,200,003.00	147,031,601.11	2,792,165.76	503,081.17	0.00	0.00	3,295,246.93	144,239,435.35

Exchangeable Certificate Details
EC	46644YBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	3,320,014.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	929,526.73	Master Servicing Fee	1,045.40
Interest Reductions due to Nonrecoverability Determination	(686,649.03)	Certificate Administrator Fee	899.19
Interest Adjustments	140,841.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	102.18
ARD Interest	0.00	Senior Trust Advisor Fee	429.16
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	2,475.94
Total Interest Collected	383,718.70

Principal		Expenses/Reimbursements
Scheduled Principal	39,774.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(175,018.54)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,987.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	425.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	89,937.82	Non-Recoverable Advances	(2,662,453.22)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	129,712.54	Total Expenses/Reimbursements	(2,809,059.61)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	527,849.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,792,165.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,320,014.89
Total Funds Collected	513,431.24	Total Funds Distributed	513,431.22

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	237,323,518.84	237,323,518.84	Beginning Certificate Balance	237,323,518.84
(-) Scheduled Principal Collections	39,774.72	39,774.72	(-) Principal Distributions	2,792,165.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(2,662,453.22)
(-) Principal Adjustments (Cash)	89,937.82	89,937.82	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(2,662,453.22)
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	237,193,806.30	237,193,806.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	243,771,717.83	243,771,717.83	Ending Certificate Balance	237,193,806.30
Ending Actual Collateral Balance	242,604,356.08	242,604,356.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	24,015,829.25	0.00	UC / (OC) Change	0.00
Current Period Advances	(2,662,453.22)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	21,353,376.03	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.35 or less	4	191,506,021.81	80.74%	(44)	4.5483	(0.017431)
10,000,000 to 19,999,999		2	27,563,064.12	11.62%	(18)	4.6075	0.872067	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		2	69,323,088.02	29.23%	(48)	4.5899	0.661449	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	140,307,654.16	59.15%	(54)	4.5162	0.053926	1.66 to 1.80	1	33,887,784.49	14.29%	(81)	4.5700	1.740000
	Totals	6	237,193,806.30	100.00%	(48)	4.5484	0.326554	1.81 to 2.00	1	11,800,000.00	4.97%	(16)	4.4880	1.850000
								2.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	237,193,806.30	100.00%	(48)	4.5484	0.326554
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	46,086,655.36	19.43%	(19)	4.3174	0.110000
							Industrial	1	15,763,064.12	6.65%	(19)	4.6970	0.140000
Connecticut	1	1,074,000.00	0.45%	(16)	4.4880	1.850000
							Office	9	209,630,742.17	88.38%	(52)	4.5406	0.254828
Illinois	2	114,112,033.87	48.11%	(62)	4.6524	(0.108002)
							Retail	12	11,800,000.00	4.97%	(16)	4.4880	1.850000
New York	1	15,763,064.12	6.65%	(19)	4.6970	0.140000
							Totals	22	237,193,806.30	100.00%	(48)	4.5484	0.326554
Ohio	5	4,674,000.00	1.97%	(16)	4.4880	1.850000
Oklahoma	1	868,000.00	0.37%	(16)	4.4880	1.850000
Pennsylvania	4	4,382,000.00	1.85%	(16)	4.4880	1.850000
South Carolina	1	15,544,268.45	6.55%	(19)	4.3174	0.110000
South Dakota	1	802,000.00	0.34%	(16)	4.4880	1.850000
Tennessee	4	33,887,784.49	14.29%	(81)	4.5700	1.740000
Totals	22	237,193,806.30	100.00%	(48)	4.5484	0.326554

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	1	61,630,923.82	25.98%	(19)	4.3174	0.110000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	2	45,687,784.49	19.26%	(64)	4.5488	1.768410	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	129,875,097.99	54.75%	(56)	4.6578	(0.077902)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	6	237,193,806.30	100.00%	(48)	4.5484	0.326554
	Totals	6	237,193,806.30	100.00%	(48)	4.5484	0.326554	Totals	6	237,193,806.30	100.00%	(48)	4.5484	0.326554
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	237,193,806.30	100.00%	(48)	4.5484	0.326554	Interest Only	1	11,800,000.00	4.97%	(16)	4.4880	1.850000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	225,393,806.30	95.03%	(50)	4.5515	0.246798
	Totals	6	237,193,806.30	100.00%	(48)	4.5484	0.326554	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	237,193,806.30	100.00%	(48)	4.5484	0.326554
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	175,562,882.48	74.02%	(58)	4.6295	0.402575			No outstanding loans in this group
	13 months to 24 months	1	61,630,923.82	25.98%	(19)	4.3174	0.110000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	237,193,806.30	100.00%	(48)	4.5484	0.326554
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30309955	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	10/05/19	08/01/25	--	78,676,730.34	78,676,730.34	06/01/21
3	30309957	OF	Various	Various	Actual/360	4.317%	0.00	0.00	0.00	01/05/25	07/01/25	--	61,630,923.82	61,630,923.82	12/01/24
5	30309958	OF	Downers Grove	IL	Actual/360	4.609%	140,841.00	89,937.82	89,937.82	04/11/25	08/01/25	--	35,525,241.35	35,435,303.53	08/01/26
6	30309959	OF	Nashville	TN	Actual/360	4.570%	133,357.85	0.00	0.00	11/05/19	08/05/25	--	33,887,784.49	33,887,784.49	08/05/26
17	30309954	IN	Pittsford	NY	Actual/360	4.697%	63,916.78	39,774.72	0.00	01/05/25	07/06/25	--	15,802,838.84	15,763,064.12	08/06/26
22	30309971	RT	Various	Various	Actual/360	4.488%	45,603.07	0.00	0.00	04/11/25	04/01/29	--	11,800,000.00	11,800,000.00	08/01/26
Totals							383,718.70	129,712.54	89,937.82				237,323,518.84	237,193,806.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1,741,247.90	0.00	--	--	02/11/26	35,474,615.66	1,990,051.30	0.00	0.00	0.00	0.00
3	4,720,955.50	0.00	--	--	07/13/26	14,108,701.14	197,928.26	174,519.67	345,258.09	0.00	(2,662,453.22)
5	(965,982.29)	(259,036.72)	01/01/26	03/31/26	08/11/26	20,658,857.43	0.00	0.00	0.00	0.00	0.00
6	3,262,199.15	0.00	--	--	04/13/26	0.00	0.00	0.00	0.00	0.00	0.00
17	1,644,558.64	79,462.33	01/01/26	03/31/26	07/13/26	0.00	0.00	0.00	0.00	0.00	0.00
22	1,012,096.32	252,544.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	11,415,075.22	72,969.69				70,242,174.23	2,187,979.56	174,519.67	345,258.09	0.00	(2,662,453.22)

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	97,066,227.35	0	0.00	0	0.00	0	0.00	4.548386%	4.532569%	(48)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	97,156,165.17	0	0.00	0	0.00	0	0.00	4.548434%	4.532614%	(47)
06/17/26	0	0.00	0	0.00	0	0.00	1	35,708,575.07	1	61,630,923.82	0	0.00	0	0.00	0	0.00	4.548507%	4.532686%	(46)
05/15/26	0	0.00	0	0.00	0	0.00	1	35,708,575.07	1	61,630,923.82	1	33,887,784.49	0	0.00	0	0.00	4.548532%	4.532706%	(45)
04/17/26	0	0.00	0	0.00	0	0.00	1	36,522,825.20	1	61,630,923.82	0	0.00	0	0.00	0	0.00	4.548764%	4.532948%	(44)
03/17/26	0	0.00	0	0.00	0	0.00	1	36,522,825.20	1	61,630,923.82	0	0.00	1	1,000,000.00	0	0.00	4.558039%	4.542271%	(43)
02/18/26	0	0.00	0	0.00	0	0.00	1	36,522,825.20	1	61,630,923.82	0	0.00	0	0.00	0	0.00	4.558151%	4.542394%	(42)
01/16/26	0	0.00	0	0.00	0	0.00	1	36,522,825.20	1	61,630,923.82	0	0.00	0	0.00	0	0.00	4.558205%	4.542445%	(41)
12/17/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	0	0.00	0	0.00	0	0.00	4.558260%	4.542496%	(40)
11/18/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	0	0.00	0	0.00	0	0.00	4.558317%	4.542549%	(39)
10/20/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	0	0.00	0	0.00	0	0.00	4.558371%	4.542600%	(38)
09/17/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	2	44,669,011.69	0	0.00	0	0.00	4.571013%	4.555385%	(36)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30309955	06/01/21	61	5	0.00	0.00	93,946.47	83,007,559.70	06/26/20	98
3	30309957	12/01/24	19	5	174,519.67	345,258.09	0.00	62,710,643.74	01/24/22	7			12/17/25
Totals					174,519.67	345,258.09	93,946.47	145,718,203.44
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		225,393,806	49,650,849	78,676,730		97,066,227
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		11,800,000	11,800,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	237,193,806	61,450,849	0	0	78,676,730	97,066,227
Jul-26	237,323,519	61,490,623	0	0	78,676,730	97,156,165
Jun-26	237,548,526	61,532,297	0	0	78,676,730	97,339,499
May-26	237,587,973	61,571,743	0	0	78,676,730	97,339,499
Apr-26	238,443,580	61,613,101	0	0	78,676,730	98,153,749
Mar-26	241,790,385	61,652,222	0	0	81,984,414	98,153,749
Feb-26	242,848,993	11,800,000	0	0	132,895,244	98,153,749
Jan-26	242,899,678	62,736,208	0	0	82,009,721	98,153,749
Dec-25	242,950,153	46,687,784	0	0	159,739,544	36,522,825
Nov-25	243,003,001	46,687,784	0	0	159,792,391	36,522,825
Oct-25	243,053,049	62,853,705	0	0	143,676,520	36,522,825
Sep-25	252,886,713	56,469,012	0	0	159,894,876	36,522,825
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30309955	78,676,730.34	83,007,559.70	93,000,000.00	01/20/26	148,431.90	0.01000	12/31/25	08/01/25	227
3	30309957	61,630,923.82	62,710,643.74	115,200,000.00	--	3,004,973.62	0.11000	06/30/25	07/01/25	226
5	30309958	35,435,303.53	35,435,304.03	11,600,000.00	11/04/25	(259,036.72)	(0.37000)	03/31/26	08/01/25	227
6	30309959	33,887,784.49	33,887,784.49	38,800,000.00	--	2,753,754.15	1.74000	12/31/25	08/05/25	167
17	30309954	15,763,064.12	15,763,064.12	25,500,000.00	06/01/26	43,441.58	0.14000	03/31/26	07/06/25	226
Totals		225,393,806.30	230,804,356.08	284,100,000.00		5,691,564.53

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30309955	OF	IL	06/26/20	98

8/11/2026 - The Loan transferred to the Special Servicer in July 2020 for Imminent Monetary Default at the request of the Borrower. The challenges from covid and the struggling Chicago office market reduced the occupancy at Civic Opera and the property c ould not generate sufficient cash flow to pay operating expenses and service the debt. The property is a 46-story, 915,162 SF, Class B+ office building located in downtown Chicago, IL. It was built in 1929 and is home to the world-

renowned Lyric Opera ofC hicago with a 3,563-seat theater (not part of the Loan collateral). The Loan ultimately went into payment default and the Special Servicer filed foreclosure along with a lawsuit against the guarantors for full recourse. The recourse suit is based on thefa ct the Borrower encumbered the borrowing entity with unpermitted debt. Transwestern was appointed as Receiver and is currently managing the property. The Special Servicer has encountered extensive litigation surrounding the foreclosure and guarantor suit and all efforts to engage the sponsor to settle have been ignored. To date, the litigation is in the discovery phase and the Special Servicer filed a motion to compel the turnover of tax returns from the guarantor. The Special Servicer intends to push for judgment on the foreclosure and guaranty suit after the conclusion discovery. As of year-end 2025 the property was 49% occupied with a NOI of $1.7M and DSCR of .17X. The receiver is

	preparing a motion to send the Lender $2M of cash to apply to the debt.

3	30309957	OF	Various	01/24/22	7

8/11/2026 - The portfolio is comprised of three office properties — Shipt Tower, Inverness Center, and the Meridian Building. They were foreclosed in December 2025 and are currently REO. Since the foreclosure, the Special Servicer has been focused on s tabilizing the rent rolls at each property and has completed more than 6 leases. Three additional leases are currently in active negotiations, including an early renewal of the largest tenant at the Meridian Building which occupies

145k square feet. Leas ing brokers are engaged at each building and are actively marketing vacant spaces for lease. The Special Servicer is re-evaluating the exit strategies for each building and plans to have an update in the next 30 days.

5	30309958	OF	IL	06/27/24	7

8/11/2026 - Property is anticipated to become fully vacant as of 6/30/2026 when the last tenant’s (Univar) lease expires. The confirmation of summary judgment was received 2/13/2026. The foreclosure sale was held 6/23/2026. Awaiting recorded

	deed. Activel y working on property business plan.

6	30309959	OF	TN	05/20/24	98
	8/11/2026 - Lender and Borrower have executed a second amendment to the forbearance agreement and are waiting for the Borrower to fund the payments required under the agreement.

17	30309954	IN	NY	07/31/25	11

8/11/2026 - Counsel has submitted a draft Forbearance Agreement to Borrower counsel who is reviewing. Expect closing in August. Property is operating at a deficit because of new lease free-rent, despite now being at 92% occupancy and

$2.51 million NOI o nce free rent burns off. We have in Cash Management.Borrower is in active negotiations with refinance lenders and is pursuing an additional tenant for a portion of the last remaining 8% vacancy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30309957	0.00	4.31740%	0.00	4.31740%	8	02/14/23	12/30/22	02/14/23
6	30309959	0.00	4.57000%	0.00	4.57000%	9	07/25/25	07/25/25	08/15/25
6	30309959	0.00	4.57000%	0.00	4.57000%	10	02/02/26	02/13/26	04/16/26
11	30309963	28,897,593.34	4.76781%	28,897,593.34	4.76781%	1	05/29/20	06/01/20	06/02/20
20	30309970	0.00	4.88300%	0.00	4.88300%	10	08/06/25	08/06/25	09/05/25
35	30309982	7,200,022.89	4.55500%	7,200,022.89	4.55500%	8	10/01/20	10/01/20	10/16/20
Totals		36,097,616.23		36,097,616.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	30309970	10/20/25	9,807,198.36	17,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
39	30309986	08/15/25	5,721,963.35	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	30309951	12/17/24	5,537,809.38	3,100,000.00	2,795,435.37	667,975.34	2,795,435.37	2,127,460.03	3,410,349.35	0.00	330,908.21	3,079,441.14	46.65%
50	30309994	04/17/26	3,307,683.63	3,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
55	30309999	01/17/25	2,871,854.28	5,800,000.00	5.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			27,246,509.00	40,500,000.00	2,795,441.09	667,975.34	2,795,435.37	2,127,460.03	3,410,349.35	0.00	330,908.21	3,079,441.14

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/20	0.00	1,831.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	30309970	10/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	30309986	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	30309951	05/16/25	0.00	0.00	3,079,441.14	0.00	0.00	(330,458.21)	0.00	0.00	3,079,891.14
		12/17/24	0.00	0.00	3,410,349.35	0.00	0.00	3,410,349.35	0.00	0.00
50	30309994	04/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	30309999	01/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,831.81	3,079,441.14	0.00	0.00	3,079,891.14	0.00	0.00	3,079,891.14

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	16,937.35	0.00	0.00	0.00	0.00	316,525.23	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	(175,018.54)	0.00	229,129.05	0.00	0.00	0.00	0.00
5	(140,841.00)	0.00	7,647.80	0.00	0.00	0.00	0.00	140,994.75	0.00	0.00	0.00	0.00
17	0.00	0.00	3,402.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(140,841.00)	0.00	27,987.15	0.00	0.00	(175,018.54)	0.00	686,649.03	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		398,776.64

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Supplemental Notes
None

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